PREFERRED STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
PREFERRED STOCK [Abstract]
PREFERRED STOCK

NOTE 3 – PREFERRED STOCK

On January 21, 2015, one of the preferred shareholders converted 250 shares of their Series A Preferred Stock into 357,142 shares of common stock.

On February 11, 2015, two of the preferred shareholders converted 360 shares of their Series A Preferred Stock into 514,285 shares of common stock.

On February 19, 2015, four of the preferred shareholders converted 200 of their Series A Preferred Stock into 285,716 shares of common stock.

On March 20, 2015, one of the preferred shareholders converted 50 of their Series A Preferred Stock into 71,429 shares of common stock.

NOTE 10 – PREFERRED STOCK

From June 21, 2014 through July 8, 2014, we sold 4,000 shares of Series A Convertible Preferred Stock at a price of $1,000 per unit for $4,000,000. Each unit consists of (i) 1 share of our Series A Convertible Preferred Stock immediately convertible into a number of shares of our common stock equal to the quotient of $1,000 divided by the conversion price then in effect, which is initially $0.70, and (ii) common stock purchase warrants to purchase 500 common shares at an exercise price of $1.00 and a term of 3 years.  The Series A Convertible Preferred Stock and warrants contain standard piggy back registration rights.

The Company evaluated the embedded conversion option of the preferred stock under FASB ASC 815-15 and determined that it is clearly and closely related to the host contract, the preferred stock, and does not require to be bifurcated.   The Company evaluated the preferred stock for a beneficial conversion feature under FASB ASC 470-20 and determined that a beneficial conversion feature of $720,424 existed which has been fully recognized as a deemed dividend to the preferred shareholders.

The Company incurred issuance costs of $242,700 for broker fees related to the preferred share offering during the year ended December 31, 2014.

Pursuant to the terms of the Series A Certificate of Designation, each share of Series A Preferred: (i)  is entitled to receive cumulative cash dividends at an annual rate of 10% out of any funds and assets of the Company legally available therefore, prior and in preference to any declaration or payment of any dividend payable on the Common Stock, payable quarterly; (ii) is convertible into a number of shares of common stock equal to the quotient of $1,000 divided by the conversion price then in effect, which is initially $0.70; (iii) votes generally with the common stock on an as-converted basis on all matters, other than those matters on which the Series A Preferred is entitled to vote as a separate class by law or as set forth in the Series A Certificate of Designation; (iv) is senior to the common stock upon a liquidation of the Company; (v) is automatically converted into common stock at the then applicable conversion price: (A) (1) if the underlying conversion shares are registered or such conversion shares are eligible for resale under Rule 144 under the Securities Act of 1933 and (2) Company's stock price is at least $1.60 for 40 trading days during a 60 trading day period with average daily volume of at least 50,000 shares during those 40 trading days; (B) upon the written consent of the holders of 50% of the Series A Preferred, or, (C) on June 30, 2017; and (vi) is entitled to anti-dilution adjustments in the event of a dividend, stock split, reclassification, reorganization, consolidation or merger. As of December 31, 2014, cumulative dividends in arrears were $103,736 in total and $27.66 per share of Preferred Series A Stock outstanding.

On December 8, 2014, one of the preferred shareholders converted 50 shares of their Series A Preferred Stock into 71,429 shares of common stock.

On December 19, 2014, three of the preferred shareholders converted 200 shares of their Series A Preferred Stock into 285,716 shares of common stock.